Supplemental Information (Other Noncurrent Liabilities) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Liabilities, Noncurrent [Abstract]
Pension benefits	$ 1,155.1	$ 860.0
Postretirement benefits	74.9	76.5
Other employee benefits	104.1	104.3
Contingencies related to uncertain tax positions	78.0	76.4
Advance payments	43.8	135.3
Environmental liabilities	70.3	71.6
Derivative instruments	21.8	10.6
Asset retirement obligations	116.1	105.6
Obligation for future contribution to equity affiliate	94.4	67.5
Other	58.0	21.8
Other noncurrent liabilities total	$ 1,816.5	$ 1,529.6